UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 104.3%
Corporate — 5.7%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory Put Bonds, 3.38%, 1/01/35 (a)	$1,200	$1,223,316
Delaware County IDA Pennsylvania, Refunding RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series B, AMT (NPFGC), 5.00%, 11/01/36	2,520	2,596,608
Northumberland County IDA, Refunding RB, Aqua Pennsylvania, Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	4,500	4,593,195
Pennsylvania Economic Development Financing Authority, RB, Series A, Waste Management, Inc. Project, AMT, 5.10%, 10/01/27	1,200	1,235,928
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	865	902,359
		10,551,406
County/City/Special District/School District — 28.6%
Chambersburg Area School District, GO (NPFGC):
5.25%, 3/01/26	2,115	2,341,263
5.25%, 3/01/27	2,500	2,756,375
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGC), 5.00%, 8/01/24	2,000	2,225,120
(AGM), 5.25%, 12/15/32	5,000	5,457,600
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	970	1,083,015
Connellsville Area School District, GO, Series B (AGM), 5.00%, 11/15/37	1,000	1,016,590
County of York Pennsylvania, GO, 5.00%, 3/01/36	400	438,192
East Stroudsburg Area School District, GO, Series A:
(AGM), 5.00%, 9/01/25	7,000	7,732,550
(NPFGC), 7.75%, 9/01/27	2,000	2,508,860
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	1,070	1,172,324
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,049,448
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	3,500	4,067,385
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/32	1,585	1,696,727
Philadelphia Redevelopment Authority, RB:
Neighborhood Transformation, Series A, 5.50%, 4/15/22	1,750	1,750,262
Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	4,645	4,760,800

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
Philadelphia School District, GO:
Series B (NPFGC), 5.63%, 8/01/21 (b)	$3,650	$3,700,078
Series E, 6.00%, 9/01/38	3,300	3,740,946
Philadelphia School District, GO, Refunding, Series A (BHAC), 5.00%, 6/01/34	1,000	1,123,570
Philipsburg Osceola Area School District Pennsylvania, GO (AGM), 5.00%, 4/01/41	755	790,576
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 4.82%, 9/01/30 (c)	6,145	2,827,806
		53,239,487
Education — 8.4%
Adams County IDA, Refunding RB, Gettysburg College, 5.00%, 8/15/26	100	111,862
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	1,500	1,588,620
University of Pennsylvania Health System, Series A, 4.00%, 8/15/39 (d)	7,750	7,756,122
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42 (d)	1,135	1,238,932
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	2,750	3,018,648
State System Higher Education, Series Al, 5.00%, 6/15/35	1,780	2,003,515
		15,717,699
Health — 11.1%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	2,000	2,561,180
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	2,020	2,375,257
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,414,418
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	500	535,035
Montgomery County Higher Education & Health Authority, Refunding RB Abington Memorial Hospital, Series A, 5.13%, 6/01/33	490	511,408

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Community:
4.50%, 11/15/36	$295	$270,373
Series A-1, 6.25%, 11/15/29	235	259,941
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (e)	3,000	3,673,380
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	2,000	2,165,280
		20,766,272
Housing — 3.0%
Pennsylvania HFA, RB, Series 95-A, AMT, 4.90%, 10/01/37	1,000	1,009,670
Pennsylvania HFA, Refunding RB, Series 99-A, AMT, 5.15%, 4/01/38	800	877,760
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 92-A, AMT, 4.75%, 4/01/31	680	686,617
Philadelphia Housing Authority Capital Fund Program, RB, Series A (AGM), 5.50%, 12/01/18	3,000	3,087,630
		5,661,677
State — 11.1%
Commonwealth of Pennsylvania, GO:
5.00%, 11/15/30	6,355	7,425,754
First Series, 5.00%, 6/01/28	1,250	1,488,950
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	3,600	3,921,696
State Public School Building Authority, RB (AGM):
CAB, Corry Area School District, 4.85%, 12/15/22 (c)	1,640	1,166,056
CAB, Corry Area School District, 4.87%, 12/15/23 (c)	1,980	1,341,351
CAB, Corry Area School District, 4.89%, 12/15/24 (c)	1,980	1,274,823
CAB, Corry Area School District, 4.92%, 12/15/25 (c)	1,770	1,082,886
School District Philadelphia Project, Series B, 5.00%, 6/01/26	1,500	1,621,800
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	1,200	1,285,920
		20,609,236
Transportation — 17.9%
City of Philadelphia Pennsylvania, ARB, Series A, AMT (AGM), 5.00%, 6/15/37	7,500	7,721,400
City of Philadelphia Pennsylvania, RB, Series A, 5.00%, 6/15/40	2,500	2,610,100

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	$1,560	$1,677,000
Pennsylvania Turnpike Commission, RB:
5.00%, 12/01/37	705	774,196
5.25%, 12/01/41	1,750	1,896,580
5.00%, 12/01/42	1,100	1,203,334
Series A (AMBAC), 5.50%, 12/01/31	7,800	8,528,208
Series A (AMBAC), 5.25%, 12/01/32	350	380,474
Sub-Series A, 6.00%, 12/01/41	700	777,245
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,812,550
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,570	1,753,188
5.00%, 6/01/29	2,080	2,315,851
		33,450,126
Utilities — 18.5%
Allegheny County Sanitation Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/30	5,000	5,507,200
City of Philadelphia Pennsylvania, RB:
1998 General Ordinance, 4th Series (AGM), 5.00%, 8/01/32	3,300	3,336,102
Ninth Series, 5.25%, 8/01/40	1,430	1,483,182
Series A, 5.25%, 1/01/36	700	756,266
Series C (AGM), 5.00%, 8/01/40	3,000	3,261,660
Delaware County IDA Pennsylvania, RB, Pennsylvania Suburban Water Co. Project, Series A, AMT (AMBAC), 5.15%, 9/01/32	5,500	5,582,115
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	400	421,024
Northampton Boro Municipal Authority, RB (NPFGC), 5.00%, 5/15/34	935	958,122
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,300	1,502,774
Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,420	1,552,600
Pennsylvania IDA, Refunding RB, Economic Development (AMBAC), 5.50%, 7/01/20	7,000	7,117,600
Reading Area Water Authority Pennsylvania, RB (AGM), 5.00%, 12/01/27	2,680	2,904,825
		34,383,470
Total Municipal Bonds in Pennsylvania		194,379,373

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 2.3%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	$805	$853,598
Transportation — 1.4%
Guam International Airport Authority, Refunding RB, Series C, AMT (NPFGC), 5.00%, 10/01/23	2,500	2,532,125
Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	850	917,158
Total Municipal Bonds in Guam		4,302,881

Puerto Rico — 1.3%
State — 0.8%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,270	1,350,797
Utilities — 0.5%
Puerto Rico Electric Power Authority, Refunding RB, Series A, 5.00%, 7/01/42 (d)	950	948,461
Total Municipal Bonds in Puerto Rico		2,299,258

Total Municipal Bonds – 107.9%		200,981,512

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Pennsylvania — 44.8%
County/City/Special District/School District — 5.0%
Erie County Conventional Center Authority, RB, 5.00%, 1/15/36	8,850	9,357,190
Education — 9.0%
Pennsylvania Higher Educational Facilities Authority, RB:
Series AE (NPFGC), 4.75%, 6/15/32	8,845	9,234,794
University of Pennsylvania Health System, 5.75%, 8/15/41	4,270	4,887,655
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,582,801
		16,705,250
Health — 9.7%
Geisinger Authority, RB:
5.13%, 6/01/34	2,500	2,728,350
5.25%, 6/01/39	3,128	3,416,101
5.13%, 6/01/41	6,270	6,862,703
Philadelphia Hospitals & Higher Education Facilities Authority, 5.00%, 7/01/41	4,680	5,054,681
		18,061,835

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Pennsylvania (concluded)
Housing — 3.9%
Pennsylvania HFA, Refunding RB:
AMT, 4.70%, 10/01/37	$2,950	$2,968,615
S/F Mortgage, Series 113, 4.85%, 10/01/37	4,120	4,252,334
		7,220,949
State — 17.2%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	5,203	6,102,807
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike, 5.00%, 12/01/32	10,000	10,893,600
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	14,026	15,165,125
		32,161,532
		83,506,756

Puerto Rico — 3.0%
State — 3.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	5,000	5,471,000
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 47.8%		88,977,756
Total Long-Term Investments (Cost – $272,408,224) – 155.7%		289,959,268

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.01% (g)(h)	74,846	74,846
Total Short-Term Securities (Cost – $74,846) – 0.0%		74,846
Total Investments (Cost - $272,483,070*) – 155.7%		290,034,114
Other Assets Less Liabilities – 5.5%		10,309,286
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (25.6)%		(47,716,835)
VRDP Shares, at Liquidation Value – (35.6)%		(66,300,000)
Net Assets Applicable to Common Shares – 100.0%		$186,326,565

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$224,792,899
Gross unrealized appreciation	$17,569,613
Gross unrealized depreciation	(28,300)
Net unrealized appreciation	$17,541,313

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Merrill Lynch	$8,995,054	$71,656
Morgan Stanley & Co., Inc.	$948,461	$10,203

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF Pennsylvania Municipal Money Fund	8,744,788	(8,669,942)	74,846	$1

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
132	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$17,461,125	$(193,095)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$289,959,268	—	$289,959,268
Short-Term Securities	$74,846	—	—	74,846
Total	$74,846	$289,959,268	—	$290,034,114

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(193,095)	—	—	$(193,095)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$146,000	—	—	$146,000
Liabilities:
Bank Overdraft	(5,524)	—	—	(5,524)
TOB trust certificates	—	$(47,699,902)	—	(47,699,902)
VRDP shares	—	(66,300,000)	—	(66,300,000)
Total	$140,476	$(113,999,902)	—	$(113,859,426)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2012